Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

	December 31, 2016	December 31, 2015	December 31, 2014
Automotive and Discrete Group (ADG)	2,813	2,731	2,897
Analog and MEMS Group (AMG)	1,584	1,671	1,877
Microcontrollers and Digital ICs Group (MDG)	2,285	2,292	2,377
Others	291	203	253

Total consolidated net revenues	6,973	6,897	7,404

Operating Income by Reportable Segment

Operating income by reportable segment:

	December 31, 2016	December 31, 2015	December 31, 2014
Automotive and Discrete Group (ADG)	211	194	279
Analog and MEMS Group (AMG)	67	109	168
Microcontrollers and Digital ICs Group (MDG)	108	29	(14)

Total operating income of product segments	386	332	433

Others(1)	(172)	(223)	(265)

Total consolidated operating income	214	109	168

(1)	Operating result of “Others” includes operating earnings of the Imaging Product Division (including the sensors and modules from our Time of Flight technology), Subsystems and other products, as well as items not allocated to the segments, such as impairment, restructuring charges and other related closure costs, unused capacity charges, strategic or special research and development programs and other minor unallocated expenses such as: certain corporate-level operating expenses, patent claims and litigation, and other costs that are not allocated to the segments.

Reconciliation of Operating Income of Segments to Total Operating Income

Reconciliation of operating income of segments to the total operating income:

	December 31,	December 31,	December 31,
	2016	2015	2014

Total operating income of segments	386	332	433
Impairment, restructuring charges and other related closure costs	(93)	(65)	(90)
Unallocated manufacturing results	(33)	(69)	(45)
Operating results of other businesses	(21)	(82)	(100)
Strategic and other research and development programs and other non-allocated provisions(1)	(25)	(7)	(30)

Total operating loss Others	(172)	(223)	(265)

Total consolidated operating income (loss)	214	109	168

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2016	December 31, 2015	December 31, 2014
The Netherlands	1,751	1,667	1,905
France	134	169	200
Italy	58	58	61
USA	990	1,039	1,003
Singapore	3,699	3,606	3,831
Japan	323	332	368
Other countries	18	26	36

Total	6,973	6,897	7,404

Property, Plant & Equipment

Property, plant and equipment

	December 31,	December 31,
	2016	2015

The Netherlands	462	383
France	520	584
Italy	445	496
Other European countries	84	108
USA	6	8
Singapore	277	276
Malaysia	166	170
Other countries	327	296

Total	2,287	2,321